UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenues:
Gathering services and related fees	$ 60,767	$ 49,903
Natural gas, NGLs and condensate sales	12,613	26,304
Other revenues	3,781	3,174
Total revenues	77,161	79,381
Costs and expenses:
Cost of natural gas and NGLs	5,384	14,353
Operation and maintenance	21,057	21,832
General and administrative	9,658	9,053
Transaction costs	0	537
Depreciation and amortization	23,755	20,379
Total costs and expenses	59,854	66,154
Other income	1	1
Interest expense	(12,118)	(7,144)
Income before income taxes	5,190	6,084
Income tax expense	(177)	(159)
Net income	5,013	5,925
Less: net income attributable to Summit Investments	3,346	2,380
Net income attributable to SMLP	1,667	3,545
Less: net income attributable to general partner, including IDRs	1,568	431
Net income attributable to limited partners	$ 99	$ 3,114
Weighted-average limited partner units outstanding:
Cash distributions declared per common unit (in dollars per unit)	$ 0.56	$ 0.48
Cash distributions paid per common unit (in dollars per share)	$ 0.560	$ 0.480
Common units
Costs and expenses:
Net income attributable to limited partners	$ 69	$ 2,508
Earnings per limited partner unit:
Basic (in dollars per share)	$ 0.00	$ 0.08
Diluted (in dollars per share)	$ 0.00	$ 0.08
Weighted-average limited partner units outstanding:
Basic (shares)	34,439	29,912
Diluted (shares)	34,585	30,068
Subordinated Units
Costs and expenses:
Net income attributable to limited partners	$ 30	$ 606
Earnings per limited partner unit:
Basic (in dollars per share)	$ 0.00	$ 0.02
Diluted (in dollars per share)	$ 0.00	$ 0.02
Weighted-average limited partner units outstanding:
Basic (shares)	24,410	24,410
Diluted (shares)	24,410	24,410